DECOMMISSIONING, RESTORATION AND SIMILAR LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Disclosure of detailed information about decommissioning, restoration and similar liabilities

As at December 31,	2017	2016
Balance, beginning of year	$235.6	$194.3
Decommissioning, restoration and similar liabilities acquired during the year (Note 6(d))	—	5.8
Decommissioning, restoration and similar liabilities disposed during the year (Note 6(c))	—	(6.5)
Unwinding of discount in the current year for operating mines	24.4	13.6
Unwinding of discount in the current year for non-operating mines	2.3	1.8
Adjustments to decommissioning, restoration and similar liabilities during the year	47.6	20.3
Foreign exchange impact	(3.9)	14.4
Expenditures during the current year	(4.6)	(8.1)
Reclassification to liabilities relating to assets held for sale	(27.1)	—
Balance, end of year	$274.3	$235.6
Current (i)	$16.1	$13.4
Non-current	258.2	222.2
	$274.3	$235.6

(i)
The current portion of decommissioning, restoration and similar liabilities is included in the current portion of Note 25: Other Provisions and Liabilities to the Company's Consolidated Financial Statements.